Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Summary of other assets
(a)	Other assets as of December 31, 2020 and 2021 are as follows:

	2020		2021
Accounts receivable	~~W~~	12,511,880	12,754,436
Domestic exchange settlement debit		4,055,744	6,700,373
Guarantee deposits		1,145,045	1,077,644
Accrued income		2,535,847	2,655,894
Prepaid expense		202,218	491,950
Provisional payments		183,935	295,149
Sundry assets		106,341	88,797
Separate account assets		9,267,722	9,501,135
Advance payments		203,023	207,128
Unamortized deferred acquisition cost		979,942	954,949
Leased assets		1,016,013	1,395,334
Others		102,913	125,815
Discounted present value		(33,062)	(30,614)
Allowances for credit loss of other assets		(82,895)	(244,236)

	~~W~~ 32,194,666		35,973,754

Summary of changes in unamortized deferred acquisition cost by insurance type
(b)	Changes in unamortized deferred acquisition cost by insurance type for the year ended December 31, 2020 and 2021 are as follows:

	2020
	Beginning balance		Acquisition cost incurred			Amortization	Ending balance
			Cost	Expensed	Deferral
Individual insurance
Pure endowment insurance	~~W~~	67,856	11,602	(6,450)	5,152	(35,504)	37,504
Death insurance		834,415	771,973	(298,355)	473,618	(375,111)	932,922
Endowment insurance		4,764	19,024	(11,001)	8,023	(3,862)	8,925

		907,035	802,599	(315,806)	486,793	(414,477)	979,351
Group insurance
Pure protection		833	343	(164)	179	(421)	591

	~~W~~	907,868	802,942	(315,970)	486,972	(414,898)	979,942

	2021
	Beginning balance		Acquisition cost incurred			Amortization	Ending balance
			Cost	Expensed	Deferral
Individual insurance
Pure endowment insurance	~~W~~	37,504	12,386	(3,680)	8,706	(23,468)	22,742
Death insurance		932,922	655,210	(278,147)	377,063	(393,942)	916,043
Endowment insurance		8,925	19,703	(8,382)	11,321	(4,477)	15,769

		979,351	687,299	(290,209)	397,090	(421,887)	954,554
Group insurance
Pure protection		591	170	(64)	106	(302)	395

	~~W~~	979,942	687,469	(290,273)	397,196	(422,189)	954,949